Related Party Transactions - Summary of Transactions with Tower Company (Detail) - China Tower Corporation Limited ("Tower Company") [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Interest income from Cash Consideration	¥ 49	¥ 755	¥ 809
Operating lease and other service charges	15,982	16,524	14,887
Income from engineering design and construction services	¥ 235	¥ 267	¥ 151